UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   October 13, 2009
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	$70,148 (thousands)

List of Other Included Managers: None.

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FORM 13F INFORMATION TABLE                 Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: September 30, 2009                                                               Item 8:
          Item 1:               Item 2:     Item 3:   Item 4:   Item 5:            Item 6:  Item 7: Voting Authority
          Name of              Title of      CUSIP      Fair     Shares   Sh/  Put/  Inv.    Other    (a)    (b)  (c)
           Issuer                Class       Number    Market      or     Prn  Call Discr.   Mgrs     Sole  SharedNone
                                                       Value   Principal
                                                      (X$1000)   Amount
ACE LTD                     COM            004432874      1,069    20,000  SH        SOLE             20,000
AETNA INC NEW               COM            00817Y108        835    30,000  SH        SOLE             30,000
ALLIED WRLD ASSUR COM HLD   SHS            G0219G203        959    20,000  SH        SOLE             20,000
B & G FOODS INC NEW         CL A           05508R106      1,556   190,000  SH        SOLE            190,000
BPW ACQUISITION CORP        COM            055637102      1,954   200,000  SH        SOLE            200,000
CHUBB CORP                  COM            171232101      1,260    25,000  SH        SOLE             25,000
COMCAST CORP NEW            CL A SPL       20030N200      1,286    80,000  SH        SOLE             80,000
CAPITAL ONE FINL CORP       COM            14040H105      1,072    30,000  SH        SOLE             30,000
EQUINIX INC                 COM NEW        29444U502        460     5,000  SH        SOLE              5,000
SAPPHIRE INDUSTRIALS CORP   COM            80306T109      2,976   300,000  SH        SOLE            300,000
GRACE W R & CO DEL NEW      COM            38388F108      5,218   240,000  SH        SOLE            240,000
PETROHAWK ENERGY CORP       COM            716495106        968    40,000  SH        SOLE             40,000
SPORTS PPTYS ACQUISITION    COM            84920F107        986   100,000  SH        SOLE            100,000
HARRIS STRATEX NTWRKS INC   CL A           41457P106      1,400   200,000  SH        SOLE            200,000
SUN MICROSYSTEMS INC        COM NEW        866810203      1,227   135,000  SH        SOLE            135,000
JPMORGAN CHASE & CO         COM            46625H100      2,191    50,000  SH        SOLE             50,000
KEYCORP NEW                 COM            493267108        325    50,000  SH        SOLE             50,000
KNOLOGY INC                 COM            499183804        585    60,000  SH        SOLE             60,000
KANSAS CITY SOUTHERN        COM NEW        485170302      3,709   140,000  SH        SOLE            140,000
LIBERTY ACQUISITION HLDGS   COM            53015Y107      1,805   190,000  SH        SOLE            190,000
ANNALY CAP MGMT INC         COM            035710409        363    20,000  SH        SOLE             20,000
NAVIOS MARITIME ACQUIS CO   SHS            Y62159101      3,828   400,000  SH        SOLE            400,000
PROSPECT ACQUISITION CORP   COM            74347T103        990   100,000  SH        SOLE            100,000
PEOPLES UNITED FINANCIAL    COM            712704105        156    10,000  SH        SOLE             10,000
PENNANTPARK INVT CORP       COM            708062104      1,014   125,000  SH        SOLE            125,000
PROSPECT CAPITAL CORPORAT   COM            74348T102      3,523   350,000  SH        SOLE            350,000
TRIPLECROWN ACQUISITION C   COM            89677G109      4,608   475,000  SH        SOLE            475,000
TRIPLECROWN ACQUISITION C   *W EXP 10/22/2089677G117         43   475,000  SH        SOLE            475,000
TREMISIS ENERGY ACQ CORP    COM            89472N101        784   100,000  SH        SOLE            100,000
LMP CORPORATE LN FD INC     COM            50208B100         97    10,000  SH        SOLE             10,000
TRAVELERS COMPANIES INC     COM            89417E109      1,231    25,000  SH        SOLE             25,000
TRIAN ACQUISITION I CORP    COM            89582E108      4,865   500,000  SH        SOLE            500,000
TIME WARNER CABLE INC       COM            88732J207      2,585    60,000  SH        SOLE             60,000
TW TELECOM INC              COM            87311L104      2,690   200,000  SH        SOLE            200,000
UNITEDHEALTH GROUP INC      COM            91324P102      1,002    40,000  SH        SOLE             40,000
UNITED REFINING ENERGY CO   COM            911360105      1,990   200,000  SH        SOLE            200,000
VAN KAMPEN DYNAMIC CR OPP   COM            921166104        112    10,000  SH        SOLE             10,000
WELLS FARGO & CO NEW        COM            949746101        845    30,000  SH        SOLE             30,000
WASHINGTON FED INC          COM            938824109        422    25,000  SH        SOLE             25,000
WELLPOINT INC               COM            94973V107        947    20,000  SH        SOLE             20,000
WILLIAMS COS INC DEL        COM            969457100      5,361   300,000  SH        SOLE            300,000
XL CAP LTD                  CL A           G98255105      1,921   110,000  SH        SOLE            110,000
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